Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of income tax expense (benefit)
Statutory tax expense (benefit)	$ (26,301)	$ (5,520)	$ (5,741)
State income tax	(4,641)	63
Effect of foreign tax rates	315
Effect of permanent differences	419	386	7
Change in valuation allowance	29,512	5,134	5,734
Total tax expense ( benefit)	$ (696)	$ 63